Related Party Transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions

11. Related party transactions

Two co-founders and shareholders of the Company had consulting agreements with the Company for their continued development work through June 30, 2017. The Company renewed its consulting agreement with one of these founders through June 30, 2019. Combined consulting fees paid to both founders were approximately $64, $108, and $104 for the years ended December 31, 2017, 2016 and 2015, respectively.

The Company paid approximately $11, $14, $20 to the Chairman of the Board of Directors for scientific advisory services outside of his role on the board of directors during the years ended December 31, 2017, 2016 and 2015, respectively.